Consideration Payable	9 Months Ended
Sep. 30, 2024
Consideration Payable [Abstract]
Consideration payable
11.	Consideration payable

On January 15, 2024, the Company entered into a license agreement with a Biotechnology company to use their proprietary technology and process to assist in formulating stem cells. The remaining amount of the payments to be made in accordance with the interest-free payment schedule disclosed in Note 8 is $950,000.

The Company has accounted for a discount, using a market interest rate of 11.75%, on the consideration payable to reflect the imputed interest on future installments, totaling $138,548.

Consideration payable
Outstanding, December 31, 2023	$-
Additions	861,452
Payment	(50,000)
Accretion expense	58,259
Outstanding, September 30, 2024	$869,711

Consideration payable – current	350,000
Consideration payable – non-current	$519,711